CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2019
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
13.	CONTRIBUTED EQUITY

	Note	2019	2018
		US$000	US$000
Issued capital
461,251,181 fully paid ordinary shares (June 30, 2018: 454,386,181)	13(a)	104,050	102,278
		104,050	102,278

Notes:

(1)	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.

(a)	Movements in issued capital

	Thousands of Shares	US$000
2019
Opening balance at July 1, 2018	454,386	102,278
Issue of shares to advisors and consultants	3,030	323
Conversion of employee performance rights	3,835	1,465
Share issue costs	—	(16)
Closing balance at June 30, 2019	461,251	104,050

2018
Opening balance at July 1, 2017	316,426	81,194
Institutional placement (May 2018)	31,818	5,275
Institutional entitlement offer (May 2018)	55,593	9,215
Retail entitlement offer (June 2018)	50,049	8,188
Share issue costs	—	(1,714)
Exercise of employee options and placement options	500	120
Closing balance at June 30, 2018	454,386	102,278

2017
Opening balance at July 1, 2016	154,899	32,833
Share placement (August 2016)	38,200	4,903
Share placement (December 2016)	19,248	5,951
Share placement (April – June 2017)	101,923	39,810
Share issue costs	—	(2,941)
Exercise of employee options and placement options	2,156	638
Closing balance at June 30, 2017	316,426	81,194

(b)	Rights Attaching to Shares

The rights attaching to fully paid ordinary shares (“Shares”) arise from a combination of the Company’s Constitution, statute and general law.

(i)
Shares - The issue of shares in the capital of the Company and options over unissued shares by the Company is under the control of the Directors, subject to the Corporations Act 2001, ASX Listing Rules and any rights attached to any special class of shares.

(ii)
Meetings of Members - Directors may call a meeting of members whenever they think fit. Members may call a meeting as provided by the Corporations Act 2001. The Constitution contains provisions prescribing the content requirements of notices of meetings of members and all members are entitled to a notice of meeting. A meeting may be held in two or more places linked together by audio-visual communication devices. A quorum for a meeting of members is two shareholders. The Company holds annual general meetings in accordance with the Corporations Act 2001 and the Listing Rules.

(iii)
Voting - Subject to any rights or restrictions at the time being attached to any shares or class of shares of the Company, each member of the Company is entitled to receive notice of, attend and vote at a general meeting. Resolutions of members will be decided by a show of hands unless a poll is demanded. On a show of hands each eligible voter present has one vote. However, where a person present at a general meeting represents personally or by proxy, attorney or representative more than one member, on a show of hands the person is entitled to one vote only despite the number of members the person represents. On a poll, each eligible member has one vote for each fully paid share held and a fraction of a vote for each partly paid share determined by the amount paid up on that share.

(iv)
Changes to the Constitution - The Company’s Constitution can only be amended by a special resolution passed by at least three quarters of the members present and voting at a general meeting of the Company. At least 28 days’ written notice specifying the intention to propose the resolution as a special resolution must be given.

(v)
Listing Rules - Provided the Company remains admitted to the Official List, then despite anything in its Constitution, no act may be done that is prohibited by the Listing Rules, and authority is given for acts required to be done by the Listing Rules. The Company’s Constitution will be deemed to comply with the Listing Rules as amended from time to time.